General information - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) rig drilling_unit	Jul. 24, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Number of offshore drilling units owned and operated | drilling_unit	32
Number of rigs | rig	1
Debt due within one year			$ 6,177,000
Percentage of consenting lenders holding senior secured debt	57.80%
Cash and cash equivalents	$ 644,000		723,000	$ 1,020,000	$ 1,357,000
Unrestricted cash and cash equivalents	$ 428,000		$ 526,000
Subsequent event
Subsequent Event [Line Items]
Plan of reorganization, new financing raised		$ 350,000
Plan of reorganization, reduction of liabilities		4,900,000
Plan of reorganization, first lien exit facility		$ 300,000
Plan of reorganization, percentage of new equity securities issued to lenders		16.75%
Plan of reorganization, amount of senior debt exchanged		$ 5,600,000
Plan of reorganization, amount of second lien debt issued in exchange transaction		$ 750,000
Plan of reorganization, percentage of equity securities issued in exchange for extinguishment of debt		83.00%
Plan of reorganization, general unsecured claims, total available pro rata share amount		$ 250
Plan of reorganization, percentage of equity securities issued to existing shareholders		0.25%
Subsequent event | Hemen Holding Ltd. | Investor
Subsequent Event [Line Items]
Plan of reorganization, new financing raised		$ 50,000
Plan of reorganization, convertible financing, percent of equity issuable under specified conditions		5.00%